Share-based payments	12 Months Ended
Dec. 31, 2024
Share based payment arrangement explanatory [Abstract]
Share-based payments
10.
Share-based payments

Immatics N.V. has three share-based payment plans. In June 2020, Immatics N.V. established an initial equity incentive plan (“2020 Equity Plan”). This plan was complemented by the Company’s 2022 stock option and incentive plan (“2022 Equity Plan”) which was approved by the Immatics shareholders at the Annual General Meeting on June 13, 2022. At the Annual General Meeting on June 20, 2024, Immatics shareholders approved the Company’s 2024 stock option and incentive plan (“2024 Equity Plan”). The 2024 Equity Plan allows the company to grant additional options.

Under the 2020 Equity Plan, the 2022 Equity Plan and the 2024 Equity Plan, management and employees have been granted different types of options.

Under the plans, the Company has the settlement choice for all options granted and has no present obligation to settle in cash, therefore, all options are treated as equity-settled transactions.

Granted options shall accelerate and become vested and exercisable in full immediately prior to and subject to the consummation of a sale event, which is not deemed probable as of December 31, 2024 and 2023 respectively.

Service Options

Under the 2020 Equity Plan, the 2022 Equity Plan and the 2024 Equity Plan, Immatics issues employee stock options with a service requirement (“Service Options”) to acquire shares of Immatics N.V. The service-based options for employees including management will vest on a four-year time-based quarterly vesting schedule with a one-year cliff period. Under the 2022 Equity Plan and the 2024 Equity Plan, service options granted based on initial election to the Board of Directors will vest on a three-year time-based quarterly vesting schedule and annual service options for members of the Board of Directors will vest entirely after one year. Service Options are granted on a recurring basis. The Company granted Service Options, which were accounted for using the respective grant date fair value.

Immatics applied a Black-Scholes pricing model to estimate the fair value of the Service Options, with a weighted average fair value of $8.23, $6.99 and $6.93 for Service Option granted during the years ended December 31, 2024, 2023 and 2022, respectively and used the following assumptions:

	Year ended December 31,
	2024	2023	2022
Exercise price in USD	$10.24	$9.28	$9.39
Underlying share price in USD	$10.24	$9.28	$9.39
Volatility	101.93%	87.98%	85.44%
Time period (years)	6.04	6.06	6.07
Risk-free rate	4.08%	4.07%	3.48%
Dividend yield	0.00%	0.00%	0.00%

Service Options outstanding as of December 31, 2024:

	2024
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	9.87	7,757,974
Service Options granted in 2024	10.24	2,691,550
Service Options forfeited	11.25	202,520
Service Options exercised	9.92	91,844
Service Options expired	9.91	65,686
Service Options outstanding on December 31,	9.94	10,089,474
Service Options exercisable on December 31,	10.03	4,811,500
Weighted average remaining contract life (years)	7.41

Service Options outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	10.07	6,129,160
Service Options granted in 2023	9.28	2,004,838
Service Options forfeited	9.70	326,895
Service Options exercised	9.96	12,832
Service Options expired	10.85	36,297
Service Options outstanding on December 31,	9.87	7,757,974
Service Options exercisable on December 31,	10.06	3,048,090
Weighted average remaining contract life (years)	8.41

Service Options outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	10.57	3,725,619
Service Options granted in 2022	9.39	2,619,720
Service Options forfeited	10.63	182,832
Service Options exercised	10.40	16,312
Service Options expired	10.22	17,035
Service Options outstanding on December 31,	10.07	6,129,160
Service Options exercisable on December 31,	10.33	1,438,413
Weighted average remaining contract life (years)	8.87

Performance-Based Options (“PSUs”)

In addition, at the initial listing on Nasdaq, certain executive officers and key personnel of the Group received under the 2020 Equity Plan performance-based options (“PSUs”), vesting based on both the achievement of market capitalization milestones and satisfaction of a four-year time-based vesting schedule. The PSUs are split into three equal tranches. The performance criteria for each of the three respective tranches requires Immatics to achieve a market capitalization of at least $1.5 billion, $2 billion and $3 billion, respectively.

The Company granted PSUs on February 7, 2024, which were accounted for by considering a weighted average fair value of $6.37. A Monte-Carlo simulation model has been used to measure the fair value at grant date of the PSUs. This model incorporates the impact of the performance criteria regarding market capitalization in the calculation of the award’s fair value at grant date. In addition to the probability of achieving the market capitalization performance criteria, the inputs used in the measurements of the fair value at grant date of the PSUs were as follows:

As of February 7, 2024
Exercise price in USD	$11.15
Underlying share price in USD	$11.15
Volatility	77.62%
Time period (years)	3.23
Risk-free rate	4.12%
Dividend yield	0.00%

PSUs outstanding as of December 31, 2024:

	2024
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	10.08	3,642,000
PSUs granted in 2024	11.15	50,000
PSUs forfeited	10.00	12,000
PSUs outstanding on December 31,	10.09	3,680,000
PSUs exercisable on December 31,	—	—
Weighted average remaining contract life (years)	5.60

PSUs outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	10.08	3,666,000
PSUs granted in 2023	—	—
PSUs forfeited	10.00	24,000
PSUs outstanding on December 31,	10.08	3,642,000
PSUs exercisable on December 31,	—	—
Weighted average remaining contract life (years)	6.55

PSUs outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	10.08	3,696,000
PSUs granted in 2022	—	—
PSUs forfeited	10.00	30,000
PSUs outstanding on December 31,	10.08	3,666,000
PSUs exercisable on December 31,	—	—
Weighted average remaining contract life (years)	7.55

The Group recognized total employee-related share-based compensation expenses from all plans for the years ended December 31, 2024, 2023 and 2022 as set out below:

	Year ended December 31,
	2024	2023	2022
	(Euros in thousands)
Research and development expenses	(9,587)	(11,972)	(12,925)
General and administrative expenses	(8,055)	(8,733)	(9,645)
Total share-based compensation	(17,642)	(20,705)	(22,570)

Additional outstanding awards fully vested

Immatics GmbH previously issued share-based awards to employees under different plans. As part of the initial listing on Nasdaq, all outstanding awards were replaced by a combination of cash payments and share-based awards under the 2020 Equity Plan in Immatics N.V. These awards are fully vested and no additional expense is recognized.

Matching Stock Options outstanding as of December 31, 2024:

	2024
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,342,648
Matching Stock Options forfeited	—	—
Matching Stock Options exercised	10.00	25,938
Matching Stock Options expired	10.00	912
Matching Stock Options outstanding on December 31,	10.00	1,315,798
Matching Stock Options exercisable on December 31,	10.00	1,315,798
Weighted average remaining contract life (years)	5.50

Matching Stock Options outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,348,004
Matching Stock Options forfeited	—	—
Matching Stock Options exercised	10.00	720
Matching Stock Options expired	10.00	4,636
Matching Stock Options outstanding on December 31,	10.00	1,342,648
Matching Stock Options exercisable on December 31,	10.00	1,342,648
Weighted average remaining contract life (years)	6.50

Matching Stock Options outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,406,468
Matching Stock Options forfeited	—	—
Matching Stock Options exercised	10.00	11,910
Matching Stock Options expired	10.00	46,554
Matching Stock Options outstanding on December 31,	10.00	1,348,004
Matching Stock Options exercisable on December 31,	10.00	1,348,004
Weighted average remaining contract life (years)	7.50

Converted Options outstanding as of December 31, 2024:

	2024
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.81	503,310
Converted Options forfeited	—	—
Converted Options exercised	1.22	23,207
Converted Options expired	1.24	2,261
Converted Options outstanding on December 31,	2.90	477,842
Converted Options exercisable on December 31,	2.90	477,842
Weighted average remaining contract life (years)	3.00

Converted Options outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.74	525,181
Converted Options forfeited	1.14	909
Converted Options exercised	1.24	20,951
Converted Options expired	0.85	11
Converted Options outstanding on December 31,	2.81	503,310
Converted Options exercisable on December 31,	2.81	503,310
Weighted average remaining contract life (years)	4.01

Converted Options outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.64	566,311
Converted Options forfeited	1.36	12,328
Converted Options exercised	1.24	20,337
Converted Options expired	1.35	8,465
Converted Options outstanding on December 31,	2.74	525,181
Converted Options exercisable on December 31,	2.75	392,258
Weighted average remaining contract life (years)	5.01